Note 3 - Functional and Presentation Currency and Unit of Account	12 Months Ended
Dec. 31, 2018
Functional and Presentation Currency Abstract
Functional and Presentation Currency

3. Functional and presentation currency and unit of account

3.1. Functional and presentation currency

The Argentine Peso is the functional and presentation currency of the Bank and its subsidiaries. All amounts are stated in thousands of Argentine pesos, unless otherwise stated.

3.2. Unit of account

IAS 29 Financial Reporting in Hyperinflationary Economies requires an entity whose functional currency is the currency of a hyperinflationary economy, to state the assets, liabilities, income and expenses in terms of the measuring unit current at the reporting period.

An economy is considered to be a hyperinflationary economy when, among other criteria, it has cumulative inflation of approximately 100% or more over a 3-year period.

The Bank’s management took into account the increase in the levels of inflation suffered by the Argentine economy in the first months of 2018, applied the parameters established by IAS 29 and agreed with the consensus reached among local and international accounting standards that the Argentine economy should be considered as hyperinflationary. Consequently, IAS 29 has been applied to financial information prepared as from July 1, 2018.

Additionally, the Bank’s management agreed with the basis for conclusions and consequently followed the guidance issued by Argentine accounting standards setters by which the “general price index” for IAS 29 purposes is determined considering the Wholesale price index (WPI) through December 31, 2016 and the Consumer price index (CPI) beginning on January 1, 2017 and onwards. These indexes are published by the National Institute of Statistics and Census (INDEC).

The general price index has increased 47.65% during 2018 and 24.80% during 2017.

Under IAS 29 assets and liabilities not already expressed in terms of the measuring unit current at the end of the reporting period are adjusted by applying a general price index. The adjusted amount of a non-monetary item is reduced, in accordance with IFRS-IASB, when it exceeds its recoverable amount. The impact of implementation of IAS 29 at the beginning of the first period of application is recognized in equity. All items in the statement of comprehensive income are expressed in terms of the measuring unit current at the end of the reporting period. The gain or loss on the net monetary position is included in the Consolidated Statement of profit or loss.

Since the Bank prepares its financial information based on a historical cost approach, it has applied IAS 29 as follows:

  Restated the Consolidated statement of financial position as of January 1, 2017, which is the earliest financial information presented.
  Restated the Consolidated statement of financial position as of December 31, 2017.
  Restated the Consolidated statement of profit or loss, the Consolidated statement of comprehensive income, the Consolidated statement of changes in shareholders’ equity and Consolidated statements of cash flow for the year ended December 31, 2017, including the calculation and separate disclosure of the gain or loss on the net monetary position.
  Adjusted the Consolidated statement of financial position as of December 31, 2018.
  Adjusted the Consolidated statement of profit or loss, the Consolidated statement of comprehensive income, the Consolidated statement of changes in shareholders’ equity and Consolidated statements of cash flow for the year ended December 31, 2018, including the calculation and separate disclosure of the gain or loss on the net monetary position.

In order to apply IAS 29 to the Consolidated statement of financial position, the Bank has applied the following methodology and criteria:

  Non-monetary items have been restated by applying the general price index. The restated amounts have been reduced to their recoverable value by applying the pertinent IFRS, if necessary.
  Monetary items have not been restated.
  Assets and liabilities linked by agreement to changes in prices, such as index linked bonds and loans, have been measured in accordance with the pertinent agreement.
  The measurement of Investments accounted for under the equity method, have been determined based on financial information of the associates and joint ventures prepared in accordance with IAS 29.
  Deferred income tax assets and liabilities have been recalculated based on the restated amounts.
  As of January 1, 2017 all equity components, except retained earnings, have been restated by applying the general price index from the dates the components were contributed or otherwise arose. In subsequent periods, all equity components have been restated by applying the general price index from the beginning of the period or the date of contribution, if later.

In order to apply IAS 29 to the Consolidated statement of profit or loss, the Consolidated statement of comprehensive income and the Consolidated statement of cash flows, the Bank has been applied the following methodology and criteria:

  All items in the Consolidated statement of profit or loss, Consolidated statement of comprehensive income and Consolidated statement of cash flows have been expressed in terms of the measuring unit current at December 31, 2018.
  The gain or loss on the net monetary position is included in the Consolidated statement of profit or loss.
  The gain or loss generated by cash and cash equivalents is presented in the Consolidated statement of cash flows separately from cash flows from operating, investing and financing activities as a specific item in the reconciliation between cash and cash equivalents at the beginning and at the end of the period.

Below is a summary of the main adjustments in the application of IAS 29:

	December 31, 2017	January 1, 2017
Equity before inflation adjustment (Note 2.2)	31,776,490	20,578,655
Impact of IAS 29 adoption:
· Increase in Non-monetary assets (tangible assets, intangible assets and non-current assets held for sale)	2,486,482	504,728
· Increase Deferred income tax	(725,461)	(176,654)
Total impact of IAS 29 adoption	1,761,021	328,074
Equity in terms of the measuring unit current at December 31, 2017 / January 1, 2017	33,537,511	20,906,729
Adjustment of mesuring unit	15,979,144	17,615,005
Equity in terms of the measuring unit current at December 31, 2018	49,516,655	38,521,734

December 31, 2017
Profit before inflation adjustment (Note 2.2)	5,431,446
Impact of IAS 29 adoption:
· Increase in Non-monetary assets (tangible assets, intangible assets and non-current assets held for sale)	1,981,754
· Increase Deferred income tax	(548,807)
· Loss on net monetary position	(5,604,951)
Total impact of IAS 29 adoption	(4,172,004)
Profit or loss at in terms of the measuring unit current at December 31, 2017	1,259,442
Adjustment of mesuring unit	600,069
Profit in terms of the measuring unit current at December 31, 2018	1,859,511